Trading derivatives (assets and liabilities) and Short positions	12 Months Ended
Dec. 31, 2017
Trading derivatives (assets and liabilities) and Short positions
Trading derivatives (assets and liabilities) and Short positions

11. Trading derivatives (assets and liabilities) and Short positions

a)   Trading derivatives

The breakdown by type of inherent risk of the fair value of the Trading derivatives arranged by the Bank is as follows (see Note 32):

	12/31/2016		12/31/2017
	Debit	Credit	Debit	Credit
	Balance	Balance	Balance	Balance

Interest rate risk	64,589	65,719	58,895	61,027
Currency risk	134,430	139,461	105,424	109,813
Market price risk	888	510	942	442
	199,907	205,690	165,261	171,282

Note 44.a. contains a breakdown of the remaining maturity periods of trading derivatives.

b)   Short positions

Following is a breakdown of the carrying amount of Short positions:

	12/31/2016	12/31/2017

Securities loans:
Debt instruments	20,246	21,050
Equity instruments	129	82
	20,375	21,132
Short sales:
Debt instruments (*)	40,763	47,311
	61,138	68,443

(*)These figures include financial liabilities arising from the outright sale and from pledging of financial assets acquired under reverse repurchase agreements of 40,613 million pesos and 46,233 million pesos as of December 31, 2016 and December 31, 2017, respectively.

Note 44.a. contains a breakdown of the remaining maturity periods of these liabilities.